Investment in Equity Accounted Joint Venture (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments in Equity Accounted Joint Venture

(in thousands)
Investment in equity accounted joint venture as of December 31, 2017	$—
Equity contributions to joint venture entity	41,000
Share of results	(38)
Capitalized interest	1,024
Legal costs	476

Investment in equity accounted joint venture as of December 31, 2018	$42,462